Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100Investment Based on	Net Income (Loss) Attributable to Common Stockholders in thousands)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid (3) to PEO	Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid (3) to Non-PEO NEOs	Total Stockholder Return
(a)	(b)	(d)	(f)	(g)	(h)	(i)
2023	$2,413,054	$1,404,138	$1,060,440	$665,107	$0.70	$(193,693)
2022	$1,319,893	$476,646	$492,326	$302,819	$1.60	$(153,204)
2021	$3,763,996	$1,202,262	$1,268,831	$410,127	$3.44	$(267,864)

Named Executive Officers, Footnote	Mr. Hays was PEO throughout this period.2023: Messrs. Eubanks and Rose; 2022: Messrs. Eubanks, Nunneley and Rose; 2021: Messrs. Eubanks, Haiman, Nunneley and Welter.
PEO Total Compensation Amount	$ 2,413,054	$ 1,319,893	$ 3,763,996
PEO Actually Paid Compensation Amount	$ 1,404,138	476,646	1,202,262
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2023	2023
Summary Compensation Table Total	$2,413,054	$1,060,440
SCT Reversal	$(430,576)	$(190,478)
New awards outstanding	$130,466	$57,715
Change in value of prior-year awards	$(640,838)	$(249,130)
New awards vested during the year	$—	$—
Vested prior-year awards	$(43,812)	$(6,884)
Forfeitures	$(24,155)	$(6,556)
Dividends	$—	$—
Compensation Actually Paid	$1,404,138	$665,107

Non-PEO NEO Average Total Compensation Amount	$ 1,060,440	492,326	1,268,831
Non-PEO NEO Average Compensation Actually Paid Amount	$ 665,107	302,819	410,127
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2023	2023
Summary Compensation Table Total	$2,413,054	$1,060,440
SCT Reversal	$(430,576)	$(190,478)
New awards outstanding	$130,466	$57,715
Change in value of prior-year awards	$(640,838)	$(249,130)
New awards vested during the year	$—	$—
Vested prior-year awards	$(43,812)	$(6,884)
Forfeitures	$(24,155)	$(6,556)
Dividends	$—	$—
Compensation Actually Paid	$1,404,138	$665,107

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Total Shareholder Return Amount	$ 0.70	1.60	3.44
Net Income (Loss)	$ (193,693,000)	$ (153,204,000)	$ (267,864,000)
PEO Name	Mr. Hays
PEO | S C T Reversal Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (430,576)
PEO | New Awards Outstanding Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,466
PEO | Change In Value Of Prior Year Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(640,838)
PEO | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,812)
PEO | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,155)
PEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | S C T Reversal Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,478)
Non-PEO NEO | New Awards Outstanding Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,715
Non-PEO NEO | Change In Value Of Prior Year Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,130)
Non-PEO NEO | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,884)
Non-PEO NEO | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,556)
Non-PEO NEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0